Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
20. Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

Net unrealized gains (losses) on investment in securities, net of tax of ¥5,702 million	(11,188)					(11,188)
Reclassification adjustment included in net income, net of tax of ¥510 million	6					6
Debt valuation adjustments, net of tax of ¥321 million		(826)				(826)
Reclassification adjustment included in net income, net of tax of ¥28 million		(73)				(73)
Defined benefit pension plans, net of tax of ¥(2,247) million			4,511			4,511
Reclassification adjustment included in net income, net of tax of ¥(368) million			819			819
Foreign currency translation adjustments, net of tax of ¥14,709 million				32,180		32,180
Reclassification adjustment included in net income, net of tax of ¥(751) million				4,066		4,066
Net unrealized gains (losses) on derivative instruments, net of tax of ¥40 million					(997)	(997)
Reclassification adjustment included in net income, net of tax of ¥(1,923) million					5,779	5,779

Total other comprehensive income (loss)	(11,182)	(899)	5,330	36,246	4,782	34,277

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	25	0	28	511	111	675

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(280)	0	(280)

Balance at March 31, 2021	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

Net unrealized gains (losses) on investment in securities, net of tax of ¥21,836 million	(52,477)					(52,477)
Reclassification adjustment included in net income, net of tax of ¥61 million	(4,207)					(4,207)
Debt valuation adjustments, net of tax of ¥121 million		(311)				(311)
Reclassification adjustment included in net income, net of tax of ¥10 million		(26)				(26)
Defined benefit pension plans, net of tax of ¥(4,738) million			12,626			12,626
Reclassification adjustment included in net income, net of tax of ¥(151) million			376			376
Foreign currency translation adjustments, net of tax of ¥17,642 million				105,079		105,079
Reclassification adjustment included in net income, net of tax of ¥(295) million				614		614
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,256) million					10,634	10,634
Reclassification adjustment included in net income, net of tax of ¥(1,478) million					4,436	4,436

Total other comprehensive income (loss)	(56,684)	(337)	13,002	105,693	15,070	76,744

Transaction with noncontrolling interests	0	0	0	(1,472)	(3)	(1,475)

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	1	5,851	808	6,660

Balance at March 31, 2022*	¥(72,892)	¥221	¥(8,072)	¥61,914	¥2,788	¥(16,041)

*	As of March 31, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2022	¥(72,892)	¥221	¥(8,072)	¥61,914	¥2,788	¥(16,041)

Net unrealized gains (losses) on investment in securities, net of tax of ¥41,871 million	(109,745)					(109,745)
Reclassification adjustment included in net income, net of tax of ¥90 million	(421)					(421)
Debt valuation adjustments, net of tax of ¥(25) million		67				67
Reclassification adjustment included in net income, net of tax of ¥5 million		(13)				(13)
Defined benefit pension plans, net of tax of ¥(1,706) million			4,659			4,659
Reclassification adjustment included in net income, net of tax of ¥76 million			(211)			(211)
Foreign currency translation adjustments, net of tax of ¥19,131 million				90,616		90,616
Reclassification adjustment included in net income, net of tax of ¥(1,806) million				4,091		4,091
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,106) million					18,232	18,232
Reclassification adjustment included in net income, net of tax of ¥(408) million					1,438	1,438

Total other comprehensive income (loss)	(110,166)	54	4,448	94,707	19,670	8,713

Transaction with noncontrolling interests	0	0	0	2,903	1,493	4,396

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	(7)	3,637	1,868	5,498

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	(24)	0	0	(25)	0	(49)

Balance at March 31, 2023*	¥(183,034)	¥275	¥(3,617)	¥155,912	¥22,083	¥(8,381)

*	As of March 31, 2023, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2021, 2022 and 2023 are as follows:

	March 31, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥2,473	Gains on investment securities and dividends
Sales of debt securities	5,433	Life insurance premiums and related investment income
Amortization of debt securities	(1,468)	Finance revenues
Amortization of debt securities	(1,340)	Life insurance premiums and related investment income
Others	(4,594)	Write-downs of securities

	504	Total before income tax
	(510)	Income tax (expense) or benefit

	¥(6)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥101	Life insurance costs

	101	Total before income tax
	(28)	Income tax (expense) or benefit

	¥73	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥447	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(1,633)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	(1,187)	Total before income tax
	368	Income tax (expense) or benefit

	¥(819)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	(2,057)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	(2,760)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(4,817)	Total before income tax
	751	Income tax (expense) or benefit

	¥(4,066)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,522)	Interest expense
Foreign exchange contracts	(242)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(5,938)	Interest expense/Other (income) and expense

	(7,702)	Total before income tax
	1,923	Income tax (expense) or benefit

	¥(5,779)	Net of tax

	March 31, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥4,619	Gains on investment securities and dividends
Sales of debt securities	737	Life insurance premiums and related investment income
Amortization of debt securities	92	Finance revenues
Amortization of debt securities	(658)	Life insurance premiums and related investment income
Others	(522)	Write-downs of securities

	4,268	Total before income tax
	(61)	Income tax (expense) or benefit

	¥4,207	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥36	Life insurance costs

	36	Total before income tax
	(10)	Income tax (expense) or benefit

	¥26	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥386	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(912)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	(527)	Total before income tax
	151	Income tax (expense) or benefit

	¥(376)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,782)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	873	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(909)	Total before income tax
	295	Income tax (expense) or benefit

	¥(614)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(1,615)	Interest expense
Foreign exchange contracts	(710)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(3,589)	Interest expense/Other (income) and expense

	(5,914)	Total before income tax
	1,478	Income tax (expense) or benefit

	¥(4,436)	Net of tax

	March 31, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥155	Gains on investment securities and dividends
Sales of debt securities	(765)	Life insurance premiums and related investment income
Amortization of debt securities	509	Finance revenues
Amortization of debt securities	1,148	Life insurance premiums and related investment income
Others	(536)	Write-downs of securities

	511	Total before income tax
	(90)	Income tax (expense) or benefit

	¥421	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥18	Life insurance costs

	18	Total before income tax
	(5)	Income tax (expense) or benefit

	¥13	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥376	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(88)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	287	Total before income tax
	(76)	Income tax (expense) or benefit

	¥211	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(14,673)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	8,776	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(5,897)	Total before income tax
	1,806	Income tax (expense) or benefit

	¥(4,091)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(175)	Interest expense
Foreign exchange contracts	0	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,671)	Interest expense/Other (income) and expense

	(1,846)	Total before income tax
	408	Income tax (expense) or benefit

	¥(1,438)	Net of tax

Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 “Red ee
mable Noncontrolling Interests.” Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.